Schedule of financial liability at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	$ 12,056	$ 15,492
Total	$ 12,056	$ 15,492